Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Table]

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Chartwell Equity Securities
	AAR CORP		**	$1,094
	AMERICAN WOODMARK CORP		**	831
	ASHLAND INC		**	1,241
	ATLANTIC UNION BANKSHARES CO		**	1,424
	AVIENT CORP		**	1,258
	BLACKBAUD INC		**	1,184
	BRUKER CORP		**	1,955
	CACTUS INC A		**	1,393
	CENTURI HOLDINGS INC		**	1,037
	CENTURY COMMUNITIES INC		**	654
	CNX RESOURCES CORP		**	1,070
	COLUMBIA BANKING SYSTEM INC		**	1,573
	CONMED CORP		**	1,085
	CTS CORP		**	661
	CUSHMAN + WAKEFIELD LTD		**	1,685
	CVB FINANCIAL CORP		**	1,119
	DIODES INC		**	1,414
	ELANCO ANIMAL HEALTH INC		**	1,591
	ENOVIS CORP		**	726
	ENVISTA HOLDINGS CORP		**	1,177
	FIRST FINANCIAL BANCORP		**	1,001
	FIRST INDUSTRIAL REALTY TR		**	735
	FIVE BELOW		**	713
	FNB CORP		**	1,688
	FOUR CORNERS PROPERTY TRUST		**	731
	GATES INDUSTRIAL CORP PLC		**	1,149
	GENTHERM INC		**	881
	GOVERNMENT STIF 12		**	1,884
	H.B. FULLER CO.		**	839
	HELIOS TECHNOLOGIES INC		**	1,595
	HIGHWOODS PROPERTIES INC		**	636
	HUB GROUP INC CL A		**	1,641
	ICHOR HOLDINGS LTD		**	1,081
	ICU MEDICAL INC		**	810
	INDEPENDENCE REALTY TRUST IN		**	743
	INTEGER HOLDINGS CORP		**	1,436
	IPG PHOTONICS CORP		**	1,273
	J + J SNACK FOODS CORP		**	768
	JBT MAREL CORP		**	1,372
	KENNAMETAL INC		**	930
	KITE REALTY GROUP TRUST		**	1,277

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Chartwell Equity Securities
	KORN FERRY		**	1,157
	MALIBU BOATS INC A		**	845
	MATADOR RESOURCES CO		**	742
	MATERION CORP		**	772
	METHANEX CORP		**	1,104
	MILLERKNOLL INC		**	1,300
	MOOG INC CLASS A		**	1,000
	NOMAD FOODS LTD		**	1,581
	NORTHWESTERN ENERGY GROUP IN		**	1,431
	NVENT ELECTRIC PLC		**	856
	OLD NATIONAL BANCORP		**	1,682
	ONE GAS INC		**	1,182
	PATTERSON UTI ENERGY INC		**	796
	PEBBLEBROOK HOTEL TRUST		**	788
	PLEXUS CORP		**	793
	PRICESMART INC		**	842
	PRIMO BRANDS CORP		**	611
	PROVIDENT FINANCIAL SERVICES		**	1,113
	QUAKER CHEMICAL CORPORATION		**	1,068
	QUANEX BUILDING PRODUCTS		**	655
	RENASANT CORP		**	1,612
	ROGERS CORP		**	1,388
	RYMAN HOSPITALITY PROPERTIES		**	949
	SELECTIVE INSURANCE GROUP		**	806
	SMARTSTOP SELF STORAGE REIT		**	740
	STAG INDUSTRIAL INC		**	1,032
	TOWNE BANK		**	1,457
	TRI POINTE HOMES INC		**	988
	UNITED BANKSHARES INC		**	1,449
	UNITED COMMUNITY BANKS/GA		**	1,150
	VALVOLINE INC		**	972
	VISTEON CORP		**	814
	WEATHERFORD INTERNATIONAL PL		**	1,526
	WERNER ENTERPRISES INC		**	1,319
	Chartwell Equity Securities Total			$83,875
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Clearing Account
	State Street Bank and Trust		**	$298
	Clearing Account Total			$298
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Collective Investment Trusts
	SSGA	SSGA Real Asset Fund	**	$23,266
	SPRUCEGROVE	INTERNATIONAL STOCK FUND	**	108,645
	State Street	SSGA S&P 500 INDEX NON LENDING	**	1,450,383
	State Street	SSGA RUSSELL SMALL/MIDCAP	**	193,367
	State Street	SSGA GLOBAL ALL CAP EQTY X-US	**	319,025
	VANGUARD GROUP	TARGET RETIREMENT INCOME FUND	**	97,462
	VANGUARD GROUP	TARGET RETIREMENT 2020	**	65,503
	VANGUARD GROUP	TARGET RETIREMENT 2025	**	304,293
	VANGUARD GROUP	TARGET RETIREMENT 2030	**	305,163
	VANGUARD GROUP	TARGET RETIREMENT 2035	**	591,222
	VANGUARD GROUP	TARGET RETIREMENT 2040	**	321,662
	VANGUARD GROUP	TARGET RETIREMENT 2045	**	555,419
	VANGUARD GROUP	TARGET RETIREMENT 2050	**	362,680
	VANGUARD GROUP	TARGET RETIREMENT 2055	**	258,417
	VANGUARD GROUP	TARGET RETIREMENT 2060	**	147,733
	VANGUARD GROUP	TARGET RETIREMENT 2065	**	44,232
	VANGUARD GROUP	TARGET RETIREMENT 2070	**	8,514
	Collective Investment Trusts Total			$5,156,986
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Loomis Sayles Growth Fund
	LOOMIS SAYLES TR CO LLC		**	$469,893
	Loomis Sayles Growth Fund Total			$469,893
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Lee Munder Equity Securities
	AERCAP HOLDINGS NV		**	$1,590
	AGILENT TECHNOLOGIES INC		**	2,233
	AGREE REALTY CORP		**	1,867
	AKAMAI TECHNOLOGIES INC		**	2,332
	ALLSTATE CORP		**	1,265
	ALLY FINANCIAL INC		**	1,926
	AMERICAN INTERNATIONAL GROUP		**	1,598
	AMERIPRISE FINANCIAL INC		**	1,360
	ARAMARK		**	1,916
	AXALTA COATING SYSTEMS LTD		**	1,698
	BALL CORP		**	1,515
	BLUE OWL CAPITAL INC		**	1,551
	BORGWARNER INC		**	1,021
	CASEY S GENERAL STORES INC		**	1,385
	CENCORA INC		**	2,200
	CENTERPOINT ENERGY INC		**	1,618
	CLEAN HARBORS INC		**	2,804
	CONSTELLATION BRANDS INC A		**	765
	COTERRA ENERGY INC		**	1,560
	DARLING INGREDIENTS INC		**	1,357
	DIAMONDBACK ENERGY INC		**	1,562
	DOLLAR TREE INC		**	1,348
	DOVER CORP		**	2,015
	DTE ENERGY COMPANY		**	2,133
	EAGLE MATERIALS INC		**	1,664
	ENCOMPASS HEALTH CORP		**	2,213
	ENTERGY CORP		**	2,050
	ENVISTA HOLDINGS CORP		**	708
	EPAM SYSTEMS INC		**	1,814
	ESSEX PROPERTY TRUST INC		**	1,543
	EVERCORE INC A		**	2,296
	EVERGY INC		**	2,042
	FIRST HORIZON CORP		**	2,703
	GENPACT LTD		**	1,843
	GENTEX CORP		**	916
	GOVERNMENT STIF 12		**	1,918
	HASBRO INC		**	1,896
	HEXCEL CORP		**	2,047
	HOST HOTELS + RESORTS INC		**	1,023
	HUMANA INC		**	1,519
	INGREDION INC		**	1,064

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Lee Munder Equity Securities
	INTL FLAVORS + FRAGRANCES		**	1,018
	ISHARES S+P MID CAP 400 VALUE		**	1,112
	KEYSIGHT TECHNOLOGIES IN		**	3,618
	L3HARRIS TECHNOLOGIES INC		**	1,677
	LABCORP HOLDINGS INC		**	2,053
	LAMB WESTON HOLDINGS INC		**	1,022
	LEIDOS HOLDINGS INC		**	1,820
	LKQ CORP		**	948
	LUMENTUM HOLDINGS INC		**	3,077
	MICROCHIP TECHNOLOGY INC		**	2,676
	MID AMERICA APARTMENT COMM		**	1,674
	PACKAGING CORP OF AMERICA		**	1,771
	PARKER HANNIFIN CORP		**	1,261
	PERMIAN RESOURCES CORP CL A		**	1,559
	PTC INC		**	2,252
	REGAL REXNORD CORP		**	2,911
	REINSURANCE GROUP OF AMERICA		**	2,597
	SLB LTD		**	2,212
	SNAP ON INC		**	1,232
	SOUTHSTATE BANK CORP		**	1,459
	STARWOOD PROPERTY TRUST INC		**	1,533
	TYSON FOODS INC CL A		**	989
	VALVOLINE INC		**	1,345
	WABTEC CORP		**	1,883
	WEBSTER FINANCIAL CORP		**	2,237
	WEC ENERGY GROUP INC		**	1,479
	WESCO INTERNATIONAL INC		**	3,155
	WILLIS TOWERS WATSON PLC		**	2,130
	XCEL ENERGY INC		**	1,439
	ZIMMER BIOMET HOLDINGS INC		**	1,580
	Lee Munder Equity Securities Total			$125,597
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	A10 NETWORKS INC		**	$168
	AAON INC		**	117
	ABERCROMBIE + FITCH CO CL A		**	496
	ACADIA PHARMACEUTICALS INC		**	106
	ACI WORLDWIDE INC		**	340
	ADAPTIVE BIOTECHNOLOGIES		**	178
	ADDUS HOMECARE CORP		**	173
	ADMA BIOLOGICS INC		**	275
	AFFILIATED MANAGERS GROUP		**	279
	AGILYSYS INC		**	354
	ALAMO GROUP INC		**	42
	ALAMOS GOLD INC CLASS A		**	78
	ALARM.COM HOLDINGS INC		**	147
	ALKERMES PLC		**	294
	ALLISON TRANSMISSION HOLDING		**	212
	ALPHA METALLURGICAL RESOURCE		**	160
	AMERICAN HEALTHCARE REIT INC		**	305
	API GROUP CORP		**	374
	APOGEE THERAPEUTICS INC		**	193
	APPFOLIO INC A		**	459
	APPLIED DIGITAL CORP		**	44
	APPLIED INDUSTRIAL TECH INC		**	377
	ARCELLX INC		**	200
	ARCHER AVIATION INC A		**	32
	ARCUTIS BIOTHERAPEUTICS INC		**	72
	ARGAN INC		**	105
	ARROWHEAD PHARMACEUTICALS IN		**	145
	ASBURY AUTOMOTIVE GROUP		**	112
	ASCENDIS PHARMA A/S ADR		**	175
	ASTERA LABS INC		**	67
	ATI INC		**	350
	ATMUS FILTRATION TECHNOLOGIE		**	614
	AXALTA COATING SYSTEMS LTD		**	226
	AXCELIS TECHNOLOGIES INC		**	219
	AXSOME THERAPEUTICS INC		**	618
	AZZ INC		**	202
	BADGER METER INC		**	238
	BALCHEM CORP		**	171
	BANCORP INC/THE		**	407
	BEAM THERAPEUTICS INC		**	255
	BEL FUSE INC CL B		**	462

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	BELDEN INC		**	719
	BETA TECHNOLOGIES INC CL A		**	47
	BICARA THERAPEUTICS INC		**	47
	BILL HOLDINGS INC		**	388
	BILLIONTOONE INC CL A		**	31
	BIOHAVEN LTD		**	74
	BIRKENSTOCK HOLDING PLC		**	238
	BLACKLINE INC		**	94
	BLOOM ENERGY CORP A		**	504
	BOOT BARN HOLDINGS INC		**	388
	BOOZ ALLEN HAMILTON HOLDINGS		**	195
	BOYD GAMING CORP		**	313
	BRIDGEBIO PHARMA INC		**	689
	BRIGHTSPRING HEALTH SERVICES		**	594
	BRINK S CO/THE		**	399
	BRINKER INTERNATIONAL INC		**	203
	BROADRIDGE FINANCIAL SOLUTIO		**	75
	BUILD A BEAR WORKSHOP INC		**	158
	BWX TECHNOLOGIES INC		**	213
	CABOT CORP		**	226
	CACI INTERNATIONAL INC CL A		**	103
	CARGURUS INC		**	76
	CARIS LIFE SCIENCES INC		**	38
	CARPENTER TECHNOLOGY		**	275
	CARS.COM INC		**	67
	CASEY S GENERAL STORES INC		**	193
	CATALYST PHARMACEUTICALS INC		**	123
	CAVA GROUP INC		**	53
	CAVCO INDUSTRIES INC		**	447
	CCC INTELLIGENT SOLUTIONS HO		**	388
	CELCUITY INC		**	122
	CELLDEX THERAPEUTICS INC		**	101
	CENTESSA PHARMACEUTICALS ADR		**	101
	CENTRUS ENERGY CORP CLASS A		**	268
	CG ONCOLOGY INC		**	259
	CHURCHILL DOWNS INC		**	148
	CIRRUS LOGIC INC		**	170
	CLEARWATER ANALYTICS HDS A		**	381
	COCA COLA CONSOLIDATED INC		**	242
	COEUR MINING INC		**	433
	COGENT BIOSCIENCES INC		**	229
	COGNEX CORP		**	356

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	COMMVAULT SYSTEMS INC		**	355
	CONCENTRA GROUP HOLDINGS PAR		**	127
	CONMED CORP		**	45
	CORCEPT THERAPEUTICS INC		**	52
	CORE SCIENTIFIC INC		**	44
	CORVEL CORP		**	93
	COVISTA INC		**	329
	CRANE CO		**	216
	CREDO TECHNOLOGY GROUP HOLDI		**	870
	CRINETICS PHARMACEUTICALS IN		**	387
	CROCS INC		**	125
	CSW INDUSTRIALS INC		**	321
	CURTISS WRIGHT CORP		**	287
	CYBERARK SOFTWARE LTD/ISRAEL		**	79
	CYTOKINETICS INC		**	145
	DECKERS OUTDOOR CORP		**	106
	DENALI THERAPEUTICS INC		**	179
	DESCARTES SYSTEMS GRP/THE		**	412
	DIANTHUS THERAPEUTICS INC		**	40
	DISC MEDICINE INC		**	216
	DORMAN PRODUCTS INC		**	284
	DOUBLEVERIFY HOLDINGS INC		**	172
	DUOLINGO		**	105
	DUTCH BROS INC CLASS A		**	245
	DYCOM INDUSTRIES INC		**	329
	DYNE THERAPEUTICS INC		**	114
	EAGLE MATERIALS INC		**	156
	ELEMENT SOLUTIONS INC		**	82
	ELF BEAUTY INC		**	265
	EMCOR GROUP INC		**	82
	ENCOMPASS HEALTH CORP		**	429
	ENERGY FUELS INC		**	22
	ENOVA INTERNATIONAL INC		**	374
	ENSIGN GROUP INC/THE		**	737
	ENTEGRIS INC		**	235
	EOS ENERGY ENTERPRISES INC		**	30
	EPLUS INC		**	155
	EQUITABLE HOLDINGS INC		**	409
	ESAB CORP		**	600
	ESCO TECHNOLOGIES INC		**	192
	EURONET WORLDWIDE INC		**	78
	EVERPURE INC		**	74

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	EVERTEC INC		**	141
	EXLSERVICE HOLDINGS INC		**	267
	FABRINET		**	1,432
	FEDERAL SIGNAL CORP		**	579
	FIRST BANCORP PUERTO RICO		**	463
	FIRSTCASH HOLDINGS INC		**	594
	FLUENCE ENERGY INC		**	47
	FLUOR CORP		**	79
	FRESHWORKS INC CL A		**	137
	FRONTDOOR INC		**	345
	FTAI AVIATION LTD		**	183
	FTI CONSULTING INC		**	214
	GALAXY DIGITAL INC A		**	88
	GENPACT LTD		**	313
	GITLAB INC CL A		**	94
	GLOBUS MEDICAL INC A		**	384
	GOVERNMENT STIF 12		**	448
	GRAIL INC		**	34
	GRAND CANYON EDUCATION INC		**	230
	GRANITE CONSTRUCTION INC		**	69
	GREEN BRICK PARTNERS INC		**	263
	GRIFFON CORP		**	221
	GROUP 1 AUTOMOTIVE INC		**	260
	GUARDANT HEALTH INC		**	693
	GULFPORT ENERGY CORP		**	187
	GXO LOGISTICS INC		**	147
	H+R BLOCK INC		**	169
	HAEMONETICS CORP/MASS		**	197
	HALOZYME THERAPEUTICS INC		**	35
	HAMILTON LANE INC CLASS A		**	67
	HEALTHEQUITY INC		**	413
	HEARTFLOW INC		**	41
	HEXCEL CORP		**	276
	HIMS + HERS HEALTH INC		**	107
	HUBSPOT INC		**	169
	HURON CONSULTING GROUP INC		**	231
	IDEAYA BIOSCIENCES INC		**	31
	IES HOLDINGS INC		**	157
	IMAX CORP		**	148
	IMMUNOME INC		**	49
	IMMUNOVANT INC		**	28
	IMPINJ INC		**	226

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	INSMED INC		**	131
	INSPIRE MEDICAL SYSTEMS INC		**	61
	INSTALLED BUILDING PRODUCTS		**	385
	INTERDIGITAL INC		**	1,042
	INTERNATIONAL BANCSHARES CRP		**	115
	INTERPARFUMS INC		**	131
	IONIS PHARMACEUTICALS INC		**	193
	IONQ INC		**	388
	IRHYTHM HOLDINGS INC		**	62
	ITRON INC		**	315
	IVANHOE ELECTRIC INC / US		**	99
	JANUX THERAPEUTICS INC		**	18
	JBT MAREL CORP		**	286
	JFROG LTD		**	81
	KADANT INC		**	389
	KARMAN HOLDINGS INC		**	403
	KIRBY CORP		**	238
	KNIFE RIVER CORP		**	272
	KONTOOR BRANDS INC		**	113
	KRATOS DEFENSE + SECURITY		**	235
	KRYSTAL BIOTECH INC		**	193
	KYMERA THERAPEUTICS INC		**	438
	LAMAR ADVERTISING CO A		**	212
	LANTHEUS HOLDINGS INC		**	379
	LATTICE SEMICONDUCTOR CORP		**	432
	LAUREATE EDUCATION INC		**	301
	LAZARD INC		**	138
	LEGALZOOMCOM INC		**	121
	LEMAITRE VASCULAR INC		**	178
	LENZ THERAPEUTICS INC		**	27
	LEONARDO DRS INC		**	179
	LIBERTY LIVE HOLDINGS C		**	226
	LOUISIANA PACIFIC CORP		**	124
	MACOM TECHNOLOGY SOLUTIONS H		**	379
	MADRIGAL PHARMACEUTICALS INC		**	436
	MAGNITE INC		**	75
	MANHATTAN ASSOCIATES INC		**	196
	MAREX GROUP PLC		**	410
	MARQETA INC A		**	177
	MATADOR RESOURCES CO		**	113
	MEDPACE HOLDINGS INC		**	250
	MERIT MEDICAL SYSTEMS INC		**	399

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	MINERALYS THERAPEUTICS INC		**	130
	MIRUM PHARMACEUTICALS INC		**	260
	MKS INC		**	346
	MODINE MANUFACTURING CO		**	546
	MOELIS + CO CLASS A		**	170
	MONDAY.COM LTD		**	69
	MONOLITHIC POWER SYSTEMS INC		**	245
	MONTE ROSA THERAPEUTICS INC		**	73
	MOOG INC CLASS A		**	206
	MP MATERIALS CORP		**	125
	MUELLER INDUSTRIES INC		**	499
	NATERA INC		**	406
	NAVAN INC CL A		**	52
	NCINO INC		**	49
	NEUROCRINE BIOSCIENCES INC		**	169
	NEWMARKET CORP		**	284
	NEXSTAR MEDIA GROUP INC		**	218
	NEXTPOWER INC CL A		**	799
	NOVANTA INC		**	205
	NURIX THERAPEUTICS INC		**	89
	NUVALENT INC A		**	370
	NVENT ELECTRIC PLC		**	432
	OKTA INC		**	162
	OLLIE S BARGAIN OUTLET HOLDI		**	164
	ONTO INNOVATION INC		**	242
	OPTION CARE HEALTH INC		**	383
	ORIC PHARMACEUTICALS INC		**	44
	OSCAR HEALTH INC CLASS A		**	80
	OSI SYSTEMS INC		**	458
	PALOMAR HOLDINGS INC		**	252
	PAYONEER GLOBAL INC		**	362
	PEGASYSTEMS INC		**	246
	PENUMBRA INC		**	409
	PERFORMANCE FOOD GROUP CO		**	76
	PERMIAN RESOURCES CORP CL A		**	334
	PHOTRONICS INC		**	194
	PINTEREST INC CLASS A		**	186
	PLANET FITNESS INC CL A		**	389
	POPULAR INC		**	363
	POWELL INDUSTRIES INC		**	64
	POWER INTEGRATIONS INC		**	68
	PRAXIS PRECISION MEDICINES I		**	265

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	PRESTIGE CONSUMER HEALTHCARE		**	206
	PRICESMART INC		**	178
	PRIMERICA INC		**	251
	PRIMORIS SERVICES CORP		**	384
	PROCEPT BIOROBOTICS CORP		**	46
	PROCORE TECHNOLOGIES INC		**	145
	PROTAGONIST THERAPEUTICS INC		**	87
	PTC INC		**	405
	PTC THERAPEUTICS INC		**	236
	Q2 HOLDINGS INC		**	258
	QUALYS INC		**	157
	RADNET INC		**	285
	RAMBUS INC		**	1,129
	RANGE RESOURCES CORP		**	247
	RBC BEARINGS INC		**	104
	REPLIGEN CORP		**	199
	REPLIMUNE GROUP INC		**	158
	REVOLUTION MEDICINES INC		**	202
	REXFORD INDUSTRIAL REALTY IN		**	92
	RHYTHM PHARMACEUTICALS INC		**	346
	RIGETTI COMPUTING INC		**	128
	ROIVANT SCIENCES LTD		**	82
	RPM INTERNATIONAL INC		**	291
	RYMAN HOSPITALITY PROPERTIES		**	238
	SAIA INC		**	351
	SCHOLAR ROCK HOLDING CORP		**	345
	SEZZLE INC		**	175
	SHARKNINJA INC		**	78
	SHIFT4 PAYMENTS INC CLASS A		**	117
	SHOALS TECHNOLOGIES GROUP A		**	57
	SIMPLY GOOD FOODS CO/THE		**	93
	SIMPSON MANUFACTURING CO INC		**	297
	SITEONE LANDSCAPE SUPPLY INC		**	333
	SITIME CORP		**	296
	SKYWARD SPECIALTY INSURANCE		**	391
	SMARTSTOP SELF STORAGE REIT		**	121
	SOLENO THERAPEUTICS INC		**	191
	SPROUTS FARMERS MARKET INC		**	62
	SPS COMMERCE INC		**	132
	SPX TECHNOLOGIES INC		**	757
	SPYRE THERAPEUTICS INC		**	90
	STEPSTONE GROUP INC CLASS A		**	242

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	STERIS PLC		**	192
	STERLING INFRASTRUCTURE INC		**	729
	STOKE THERAPEUTICS INC		**	79
	STONEX GROUP INC		**	713
	STRIDE INC		**	237
	SUN COUNTRY AIRLINES HOLDING		**	137
	SYNAPTICS INC		**	96
	TECHNIPFMC PLC		**	661
	TELEDYNE TECHNOLOGIES INC		**	569
	TENET HEALTHCARE CORP		**	577
	TERADATA CORP		**	67
	TG THERAPEUTICS INC		**	116
	TIDEWATER INC		**	81
	TKO GROUP HOLDINGS INC		**	83
	TOPBUILD CORP		**	196
	TORO CO		**	228
	TPG INC		**	160
	TRANSMEDICS GROUP INC		**	259
	TRAVEL LEISURE CO		**	163
	TRAVERE THERAPEUTICS INC		**	84
	UFP TECHNOLOGIES INC		**	297
	ULTRAGENYX PHARMACEUTICAL IN		**	71
	UMB FINANCIAL CORP		**	207
	UNITED PARKS + RESORTS INC		**	66
	UNIVERSAL TECHNICAL INSTITUT		**	177
	UPWORK INC		**	721
	URANIUM ENERGY CORP		**	526
	URBAN OUTFITTERS INC		**	40
	VALMONT INDUSTRIES		**	383
	VAXCYTE INC		**	67
	VERA THERAPEUTICS INC		**	372
	VERRA MOBILITY CORP		**	99
	VIPER ENERGY INC CL A		**	261
	VIRIDIAN THERAPEUTICS INC		**	178
	VISTEON CORP		**	232
	VITAL FARMS INC		**	154
	VSE CORP		**	44
	WARRIOR MET COAL INC		**	400
	WATTS WATER TECHNOLOGIES A		**	667
	WAVE LIFE SCIENCES LTD		**	194
	WAYSTAR HOLDING CORP		**	289
	WEATHERFORD INTERNATIONAL PL		**	460

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	T. Rowe Price
	WEBSTER FINANCIAL CORP		**	391
	WINGSTOP INC		**	257
	WOODWARD INC		**	314
	WORKIVA INC		**	271
	XENCOR INC		**	87
	XENON PHARMACEUTICALS INC		**	70
	T. Rowe Price Total			$83,389
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Loan Fund
*	Notes receivable from Members	Notes receivable from Members, various maturity dates through 12/31/2033, bearing interest at rates from 4.25% - 9.25%		$80,492
	Loan Fund Total			$80,492
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Master Expense Account
*	HARTFORD MASTER EXPENSE FUND		**	$11
	Master Expense Account Total			$11
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Mutual Funds
*	CIFII INTERNATIONAL OPPORTUNIT		**	$108,341
*	HARTFORD HLS MUT FDS		**	474,462
	VANGUARD FEDERAL MONEY MARKET		**	184,359
*	WELLINGTON CORE BOND PLUS CIT		**	323,722
	Mutual Funds Total			$1,090,884
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	JP Morgan International Finance Limited
	AFFIRM HOLDINGS INC		**	$491
	AGILENT TECHNOLOGIES INC		**	698
	ALKERMES PLC		**	587
	ALNYLAM PHARMACEUTICALS INC		**	2,623
	AMETEK INC		**	920
	ARCELLX INC		**	293
	ARES MANAGEMENT CORP A		**	1,825
	ARTHUR J GALLAGHER + CO		**	771
	AUTOZONE INC		**	956
	AXON ENTERPRISE INC		**	1,286
	BRIGHT HORIZONS FAMILY SOLUT		**	519
	BROADRIDGE FINANCIAL SOLUTIO		**	1,262
	BURLINGTON STORES INC		**	1,509
	BWX TECHNOLOGIES INC		**	742
	CARIS LIFE SCIENCES INC		**	268
	CARLISLE COS INC		**	587
	CARVANA CO		**	2,973
	CASEY S GENERAL STORES INC		**	1,169
	CBRE GROUP INC A		**	1,520
	CENCORA INC		**	2,675
	CHENIERE ENERGY INC		**	1,175
	CHIPOTLE MEXICAN GRILL INC		**	443
	CIENA CORP		**	1,227
	CLOUDFLARE INC CLASS A		**	2,427
	COINBASE GLOBAL INC CLASS A		**	622
	COMFORT SYSTEMS USA INC		**	2,162
	CORCEPT THERAPEUTICS INC		**	128
	COUPANG INC		**	562
	CREDO TECHNOLOGY GROUP HOLDI		**	439
	CROWN CASTLE INC		**	574
	CYBERARK SOFTWARE LTD/ISRAEL		**	830
	DATADOG INC CLASS A		**	1,455
	DEXCOM INC		**	1,198
	DISC MEDICINE INC		**	310
	DOORDASH INC A		**	918
	EAGLE MATERIALS INC		**	674
	EOG RESOURCES INC		**	766
	ESAB CORP		**	601
	FABRINET		**	787
	FIGMA INC CL A		**	174
	FLUTTER ENTERTAINMENT PLC DI		**	2,169

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	JP Morgan International Finance Limited
	FTAI AVIATION LTD		**	1,367
	GARMIN LTD		**	533
	GARTNER INC		**	449
	GOVERNMENT STIF 12		**	1,752
	HEICO CORP CLASS A		**	1,742
	HILTON WORLDWIDE HOLDINGS IN		**	3,749
	HOWMET AEROSPACE INC		**	3,053
	HUBSPOT INC		**	1,423
	IDEXX LABORATORIES INC		**	1,367
	INGERSOLL RAND INC		**	509
	INSMED INC		**	2,731
	INTERACTIVE BROKERS GRO CL A		**	575
	IONIS PHARMACEUTICALS INC		**	643
	IQVIA HOLDINGS INC		**	880
	IRHYTHM HOLDINGS INC		**	403
	ITT INC		**	1,164
	JAMES HARDIE IND PLC		**	576
	JFROG LTD		**	645
	LEVI STRAUSS + CO CLASS A		**	460
	LIVE NATION ENTERTAINMENT IN		**	666
	LPL FINANCIAL HOLDINGS INC		**	1,078
	METTLER TOLEDO INTERNATIONAL		**	548
	MONDAY.COM LTD		**	399
	MONGODB INC		**	1,448
	MONOLITHIC POWER SYSTEMS INC		**	1,109
	MSCI INC		**	1,401
	NATERA INC		**	1,960
	NEUROCRINE BIOSCIENCES INC		**	1,530
	NUTANIX INC A		**	487
	NUVALENT INC A		**	614
	OKTA INC		**	624
	ON HOLDING AG CLASS A		**	1,128
	ON SEMICONDUCTOR		**	214
	PENUMBRA INC		**	1,088
	PERFORMANCE FOOD GROUP CO		**	1,070
	PLANET FITNESS INC CL A		**	1,041
	QUANTA SERVICES INC		**	2,661
	RAMBUS INC		**	565
	RAYMOND JAMES FINANCIAL INC		**	1,030
	REDDIT INC CL A		**	2,126
	RHYTHM PHARMACEUTICALS INC		**	514

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	JP Morgan International Finance Limited
	ROBINHOOD MARKETS INC A		**	1,415
	ROBLOX CORP CLASS A		**	1,768
	ROCKET COS INC CLASS A		**	962
	ROCKET LAB CORP		**	1,446
	ROYAL CARIBBEAN CRUISES LTD		**	3,522
	RUBRIK INC A		**	409
	SNOWFLAKE INC		**	949
	SOMNIGROUP INTERNATIONAL INC		**	1,531
	TAKE TWO INTERACTIVE SOFTWRE		**	1,837
	TECHNIPFMC PLC		**	489
	TELEDYNE TECHNOLOGIES INC		**	817
	TERADYNE INC		**	1,200
	THOR INDUSTRIES INC		**	609
	TPG INC		**	654
	TRADEWEB MARKETS INC CLASS A		**	756
	TRANE TECHNOLOGIES PLC		**	706
	TWILIO INC A		**	949
	TYLER TECHNOLOGIES INC		**	463
	ULTA BEAUTY INC		**	1,516
	ULTRAGENYX PHARMACEUTICAL IN		**	367
	UNIQURE NV		**	137
	US DOLLAR		**	2
	VEEVA SYSTEMS INC CLASS A		**	1,645
	VERALTO CORP		**	697
	VERTIV HOLDINGS CO A		**	2,291
	VISTRA CORP		**	2,544
	WILLIAMS COS INC		**	1,462
	WINGSTOP INC		**	406
	WYNN RESORTS LTD		**	606
	JP Morgan International Finance Limited Total			$122,792
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Separate Account GIC
	New York Life		**	$71,847
	Separate Account GIC Total			$71,847
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	AMAZON.COM INC	2.100%	5/12/2031	**	$723
	AMERICAN EXPRESS CO	2.550%	3/4/2027	**	641
	AMERICAN EXPRESS CREDIT ACCOUN	4.510%	4/15/2032	**	973
	AMERICAN EXPRESS CREDIT ACCOUN	4.800%	5/15/2030	**	1,024
	AMERICAN HONDA FINANCE	2.000%	3/24/2028	**	719
	AMPHENOL CORP	2.200%	9/15/2031	**	625
	APPLE INC	1.400%	8/5/2028	**	472
	ARTHUR J GALLAGHER + CO	2.400%	11/9/2031	**	669
	AT+T INC	4.350%	3/1/2029	**	1,131
	BALTIMORE GAS + ELECTRIC	2.250%	6/15/2031	**	677
	BANK OF AMERICA CORP	2.087%	6/14/2029	**	1,431
	BANK OF AMERICA CREDIT CARD TR	4.310%	5/15/2030	**	779
	BANK OF NOVA SCOTIA	2.450%	2/2/2032	**	893
	BLACKROCK INC	1.900%	1/28/2031	**	539
	BNP PARIBAS	2.159%	9/15/2029	**	473
	BOSTON SCIENTIFIC CORP	2.650%	6/1/2030	**	706
	BP CAP MARKETS AMERICA	2.721%	1/12/2032	**	683
	CAPITAL ONE FINANCIAL CO	3.273%	3/1/2030	**	970
	CAPITAL ONE MULTI ASSET EXECUT	4.020%	9/15/2032	**	2,000
	CFCRE COMMERCIAL MORTGAGE TRUS	3.585%	12/10/2054	**	655
	CHASE ISSUANCE TRUST	4.630%	1/15/2031	**	812
	CIGNA GROUP/THE	4.375%	10/15/2028	**	631
	COMCAST CORP	4.150%	10/15/2028	**	628
	COMMONWEALTH EDISON CO	2.950%	8/15/2027	**	986
	DANSKE BANK A/S	1.549%	9/10/2027	**	584
	DEUTSCHE BANK NY	1.686%	3/19/2026	**	498
	DIAGEO CAPITAL PLC	2.375%	10/24/2029	**	705
	DOMINION ENERGY SOUTH	2.300%	12/1/2031	**	357
	DUKE ENERGY CAROLINAS	2.850%	3/15/2032	**	687
	ENTERGY MISSISSIPPI LLC	2.550%	12/1/2033	**	630
	ENTERGY TEXAS INC	1.500%	9/1/2026	**	649
	EVERSOURCE ENERGY	2.900%	3/1/2027	**	555
	EXXON MOBIL CORPORATION	2.440%	8/16/2029	**	955
	FED HM LN PC POOL A11544	5.500%	6/1/2033	**	1
	FED HM LN PC POOL A26586	6.000%	9/1/2034	**	2
	FED HM LN PC POOL A77952	5.000%	5/1/2038	**	4
	FED HM LN PC POOL C03506	6.000%	5/1/2040	**	29
	FED HM LN PC POOL G01629	6.000%	10/1/2033	**	2
	FED HM LN PC POOL G18469	2.000%	6/1/2028	**	24
	FED HM LN PC POOL J38826	3.500%	5/1/2033	**	87
	FED HM LN PC POOL Q55851	5.000%	5/1/2048	**	147
	FED HM LN PC POOL Q58634	4.000%	9/1/2048	**	704

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	FED HM LN PC POOL QA9565	3.500%	5/1/2050	**	118
	FED HM LN PC POOL QB3388	2.500%	9/1/2050	**	476
	FED HM LN PC POOL QB5150	2.000%	10/1/2050	**	647
	FED HM LN PC POOL QD2424	2.000%	12/1/2051	**	797
	FED HM LN PC POOL QD4104	2.000%	1/1/2052	**	342
	FED HM LN PC POOL QD4129	2.000%	1/1/2052	**	313
	FED HM LN PC POOL QD7594	2.500%	2/1/2052	**	263
	FED HM LN PC POOL RA5607	2.500%	7/1/2051	**	150
	FED HM LN PC POOL RA5615	2.000%	8/1/2051	**	326
	FED HM LN PC POOL RA6019	2.500%	10/1/2051	**	174
	FED HM LN PC POOL RA6436	2.500%	12/1/2051	**	398
	FED HM LN PC POOL RA6508	2.000%	12/1/2051	**	175
	FED HM LN PC POOL RA6808	3.000%	2/1/2052	**	368
	FED HM LN PC POOL RA7617	5.000%	7/1/2052	**	993
	FED HM LN PC POOL RA9858	6.000%	9/1/2053	**	690
	FED HM LN PC POOL SB8002	3.000%	8/1/2034	**	146
	FED HM LN PC POOL SD3825	6.500%	9/1/2053	**	815
	FED HM LN PC POOL SD6478	6.000%	10/1/2054	**	228
	FED HM LN PC POOL SD6549	5.500%	10/1/2054	**	208
	FED HM LN PC POOL SD6568	6.000%	10/1/2054	**	209
	FED HM LN PC POOL SD8029	2.500%	12/1/2049	**	245
	FED HM LN PC POOL SD8342	5.500%	7/1/2053	**	161
	FED HM LN PC POOL SL0359	6.000%	2/1/2055	**	263
	FED HM LN PC POOL V82532	3.000%	8/1/2046	**	1,142
	FED HM LN PC POOL ZL1830	4.000%	8/1/2041	**	31
	FEDEX CORP	2.400%	5/15/2031	**	680
	FIDELITY NATL INFO SERV	1.650%	3/1/2028	**	949
	FIFTH THIRD BANCORP	4.337%	4/25/2033	**	880
	FLORIDA POWER + LIGHT CO	2.450%	2/3/2032	**	843
	FNMA POOL 357821	6.000%	5/1/2035	**	27
	FNMA POOL 555417	6.000%	5/1/2033	**	7
	FNMA POOL 555591	5.500%	7/1/2033	**	9
	FNMA POOL 725704	6.000%	8/1/2034	**	7
	FNMA POOL 730716	6.000%	8/1/2033	**	5
	FNMA POOL 734059	5.500%	8/1/2033	**	1
	FNMA POOL 745932	6.500%	11/1/2036	**	14
	FNMA POOL 756154	6.000%	11/1/2033	**	7
	FNMA POOL 792191	5.500%	9/1/2034	**	16
	FNMA POOL 888022	5.000%	2/1/2036	**	21
	FNMA POOL 888341	5.000%	2/1/2037	**	13
	FNMA POOL 890528	5.500%	6/1/2039	**	20
	FNMA POOL 944026	6.500%	8/1/2037	**	49

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	FNMA POOL AB0536	6.000%	2/1/2037	**	13
	FNMA POOL AB6571	2.000%	10/1/2027	**	26
	FNMA POOL AB9484	2.500%	5/1/2028	**	45
	FNMA POOL AJ5733	3.500%	12/1/2041	**	499
	FNMA POOL AP0632	2.500%	7/1/2027	**	23
	FNMA POOL AR9436	4.000%	8/1/2043	**	5
	FNMA POOL AS0004	2.500%	7/1/2028	**	22
	FNMA POOL AS8764	2.500%	2/1/2032	**	263
	FNMA POOL AS9763	5.000%	6/1/2047	**	22
	FNMA POOL AW1007	4.000%	5/1/2044	**	277
	FNMA POOL AZ2166	4.000%	7/1/2045	**	278
	FNMA POOL BC1212	3.000%	7/1/2046	**	1,148
	FNMA POOL BC6121	4.000%	6/1/2046	**	134
	FNMA POOL BD3312	3.000%	10/1/2046	**	129
	FNMA POOL BD5429	2.500%	12/1/2046	**	398
	FNMA POOL BJ0687	5.000%	4/1/2048	**	71
	FNMA POOL BJ0852	4.500%	11/1/2047	**	247
	FNMA POOL BJ1991	4.000%	11/1/2047	**	234
	FNMA POOL BJ7592	4.500%	1/1/2049	**	731
	FNMA POOL BJ8271	4.500%	2/1/2048	**	254
	FNMA POOL BK1027	3.500%	3/1/2048	**	95
	FNMA POOL BM3795	2.000%	1/1/2031	**	34
	FNMA POOL BN6143	4.000%	2/1/2049	**	51
	FNMA POOL BO3694	4.000%	1/1/2050	**	219
	FNMA POOL BQ7764	1.500%	3/1/2051	**	1,489
	FNMA POOL BQ7766	2.000%	3/1/2051	**	748
	FNMA POOL CA7236	2.500%	9/1/2050	**	347
	FNMA POOL CA9220	2.000%	2/1/2051	**	1,118
	FNMA POOL CB1131	2.500%	7/1/2051	**	162
	FNMA POOL CB2635	2.500%	1/1/2052	**	316
	FNMA POOL CB3909	4.000%	6/1/2052	**	419
	FNMA POOL CB3916	4.500%	6/1/2052	**	946
	FNMA POOL CB6072	5.500%	4/1/2053	**	975
	FNMA POOL FM1251	3.000%	4/1/2045	**	364
	FNMA POOL FS0581	2.500%	2/1/2052	**	405
	FNMA POOL FS0605	2.500%	2/1/2052	**	1,102
	FNMA POOL FS0822	2.000%	3/1/2052	**	393
	FNMA POOL FS0934	2.500%	3/1/2052	**	667
	FNMA POOL FS1455	3.500%	4/1/2052	**	834
	FNMA POOL FS5119	6.000%	7/1/2053	**	199
	FNMA POOL FS6769	5.000%	1/1/2053	**	230
	FNMA POOL FS8859	5.500%	9/1/2054	**	212

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	FNMA POOL MA1504	2.000%	7/1/2028	**	50
	FNMA POOL MA1543	3.500%	8/1/2033	**	241
	FNMA POOL MA2276	2.500%	4/1/2045	**	111
	FNMA POOL MA3959	3.500%	3/1/2040	**	325
	FNMA POOL MA5354	6.000%	5/1/2054	**	300
	FNMA POOL MA5532	6.000%	11/1/2054	**	796
	FREDDIE MAC SLST	3.500%	5/25/2029	**	405
	FREDDIE MAC SLST	3.500%	6/25/2028	**	983
	GENERAL ELECTRIC CO	3.450%	5/1/2027	**	496
	GNMA II POOL 003624	5.500%	10/20/2034	**	10
	GNMA II POOL 004599	5.000%	12/20/2039	**	33
	GNMA II POOL 784678	4.000%	1/20/2048	**	206
	GNMA II POOL AB9275	3.000%	12/20/2042	**	266
	GNMA II POOL AC2552	3.500%	1/20/2043	**	177
	GNMA II POOL BH0425	4.500%	6/20/2048	**	57
	GNMA II POOL MA2754	3.500%	4/20/2045	**	195
	GNMA II POOL MA2892	3.500%	6/20/2045	**	89
	GNMA II POOL MA5190	3.000%	5/20/2048	**	255
	GNMA II POOL MA5191	3.500%	5/20/2048	**	38
	GNMA II POOL MA5192	4.000%	5/20/2048	**	39
	GNMA II POOL MA5193	4.500%	5/20/2048	**	29
	GNMA II POOL MA8268	4.500%	9/20/2052	**	144
	GNMA II POOL MA8948	5.500%	6/20/2053	**	427
	GNMA II POOL MA9304	5.000%	11/20/2053	**	449
	GNMA POOL 434787	8.000%	5/15/2030	**	5
	GNMA POOL 485856	6.500%	10/15/2031	**	2
	GNMA POOL 510403	5.000%	1/15/2035	**	3
	GNMA POOL 533946	6.500%	4/15/2032	**	1
	GNMA POOL 550887	5.000%	8/15/2035	**	3
	GNMA POOL 551077	6.500%	11/15/2031	**	2
	GNMA POOL 551120	6.500%	8/15/2031	**	4
	GNMA POOL 569327	6.500%	4/15/2032	**	24
	GNMA POOL 580880	6.500%	11/15/2031	**	7
	GNMA POOL 622278	5.000%	4/15/2035	**	2
	GNMA POOL 631242	5.500%	6/15/2035	**	13
	GNMA POOL 641601	5.000%	3/15/2035	**	4
	GNMA POOL 646865	5.000%	8/15/2035	**	4
	GNMA POOL 726316	5.000%	9/15/2039	**	37
	GNMA POOL AM8608	4.000%	6/15/2045	**	101
	GOLDMAN SACHS GROUP INC	2.383%	7/21/2032	**	493
	GOVERNMENT NATIONAL MORTGAGE A	5.000%	8/20/2039	**	10
	GOVERNMENT NATIONAL MORTGAGE A	2.300%	7/16/2057	**	178

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	GOVERNMENT NATIONAL MORTGAGE A	2.500%	9/16/2056	**	184
	GOVERNMENT STIF 12	3.725%	12/31/2030	**	4,198
	HOME DEPOT INC	2.950%	6/15/2029	**	726
	HONDA AUTO RECEIVABLES OWNER T	5.170%	5/15/2030	**	215
	HUDSON YARDS	3.228%	7/10/2039	**	957
	HUNTINGTON BANCSHARES	2.550%	2/4/2030	**	700
	ING GROEP NV	1.726%	4/1/2027	**	894
	JP MORGAN MORTGAGE TRUST	2.937%	10/25/2046	**	63
	JPMORGAN CHASE + CO	1.578%	4/22/2027	**	992
	KLA CORP	4.100%	3/15/2029	**	752
	LLOYDS BANKING GROUP PLC	3.750%	1/11/2027	**	499
	LOWE S COS INC	1.700%	10/15/2030	**	400
	LOWE S COS INC	3.650%	4/5/2029	**	926
	META PLATFORMS INC	3.850%	8/15/2032	**	728
	MONDELEZ INTERNATIONAL	2.750%	4/13/2030	**	325
	MORGAN STANLEY	1.512%	7/20/2027	**	986
	NATWEST GROUP PLC	1.642%	6/14/2027	**	742
	NEW YORK LIFE GLOBAL FDG	1.200%	8/7/2030	**	874
	NSTAR ELECTRIC CO	1.950%	8/15/2031	**	441
	NVIDIA CORP	1.550%	6/15/2028	**	713
	PENSKE TRUCK LEASING/PTL	4.200%	4/1/2027	**	250
	PNC FINANCIAL SERVICES	2.550%	1/22/2030	**	471
	QUALCOMM INC	1.650%	5/20/2032	**	930
	RTX CORP	4.125%	11/16/2028	**	1,405
	SANTANDER HOLDINGS USA	4.400%	7/13/2027	**	501
	SMALL BUSINESS ADMINISTRATION	2.720%	3/1/2035	**	80
	SMALL BUSINESS ADMINISTRATION	2.880%	8/1/2034	**	87
	SMALL BUSINESS ADMINISTRATION	2.210%	2/1/2033	**	97
	SMALL BUSINESS ADMINISTRATION	2.870%	7/1/2034	**	101
	SMALL BUSINESS ADMINISTRATION	2.770%	5/1/2035	**	105
	SMALL BUSINESS ADMINISTRATION	3.110%	4/1/2034	**	129
	SMALL BUSINESS ADMINISTRATION	2.820%	8/1/2035	**	136
	SMALL BUSINESS ADMINISTRATION	2.820%	9/1/2035	**	141
	SMALL BUSINESS ADMINISTRATION	2.700%	11/1/2035	**	230
	SMALL BUSINESS ADMINISTRATION	2.270%	2/1/2036	**	241
	SMALL BUSINESS ADMINISTRATION	2.880%	7/1/2035	**	248
	SMALL BUSINESS ADMINISTRATION	2.310%	8/1/2044	**	246
	SMALL BUSINESS ADMINISTRATION	2.220%	10/1/2044	**	277
	SMALL BUSINESS ADMINISTRATION	3.770%	10/1/2038	**	415
	SMALL BUSINESS ADMINISTRATION	2.380%	12/1/2044	**	382
	SMALL BUSINESS ADMINISTRATION	2.480%	11/1/2044	**	407
	SMALL BUSINESS ADMINISTRATION	2.140%	9/1/2044	**	434

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (aa) - HIMCO Bond Fund
	SMALL BUSINESS ADMINISTRATION	1.280%	1/1/2046	**	436
	SMALL BUSINESS ADMINISTRATION	3.200%	3/1/2039	**	524
	SMALL BUSINESS ADMINISTRATION	4.010%	6/1/2047	**	561
	STATE STREET CORP	2.400%	1/24/2030	**	471
	SUMITOMO MITSUI FINL GRP	1.902%	9/17/2028	**	1,039
	TAKEDA PHARMACEUTICAL	2.050%	3/31/2030	**	722
	TOLEDO EDISON COMPANY	2.650%	5/1/2028	**	792
	TORONTO DOMINION BANK	3.200%	3/10/2032	**	1,118
	TRANE TECHNOLOGIES HOLDC	3.750%	8/21/2028	**	747
	TRUIST FINANCIAL CORP	1.267%	3/2/2027	**	746
	UBS GROUP AG	2.095%	2/11/2032	**	886
	UNION PACIFIC CORP	2.375%	5/20/2031	**	367
	UNITEDHEALTH GROUP INC	2.300%	5/15/2031	**	205
	US BANCORP	3.150%	4/27/2027	**	992
	US DOLLAR	—%		**	437
	US TREASURY N/B	4.125%	8/31/2030	**	1,018
	US TREASURY N/B	4.250%	11/15/2034	**	1,516
	US TREASURY N/B	4.000%	2/15/2034	**	1,745
	US TREASURY N/B	3.750%	10/31/2032	**	1,978
	US TREASURY N/B	3.500%	1/31/2028	**	3,001
	US TREASURY N/B	2.750%	8/15/2032	**	3,286
	US TREASURY N/B	3.875%	10/15/2027	**	3,926
	US TREASURY N/B	4.000%	11/15/2035	**	3,942
	US TREASURY N/B	4.625%	10/15/2026	**	5,040
	US TREASURY N/B	4.500%	4/15/2027	**	5,061
	US TREASURY N/B	4.000%	1/31/2029	**	6,330
	US TREASURY N/B	1.625%	2/15/2026	**	8,054
	US TREASURY N/B	3.625%	5/31/2028	**	9,024
	VERIZON COMMUNICATIONS	4.329%	9/21/2028	**	727
	VERIZON COMMUNICATIONS	2.100%	3/22/2028	**	720
	VIRGINIA ELEC + POWER CO	3.500%	3/15/2027	**	498
	WELLS FARGO + COMPANY	3.350%	3/2/2033	**	747
	WELLS FARGO CARD ISSUANCE TRUS	4.340%	5/15/2030	**	1,387
	WESTLAKE CORP	3.375%	6/15/2030	**	620
	WESTPAC BANKING CORP	2.150%	6/3/2031	**	722
	WORLD OMNI AUTO RECEIVABLES TR	4.860%	3/15/2029	**	479
	WRKCO INC	3.900%	6/1/2028	**	995
	Shared Holdings (aa) - HIMCO Bond Fund Total				$157,331
(aa) Shared holdings are other underlying securities making up the total value of the Guaranteed Investment Contracts under the HIMCO Bond fund: Transamerica Premier Life #MDA01097TR.
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (bb) - Insight North America LLC
	BlackRock	BlackRock 1-3 Year Government Bond Index Fund		**	$26,946
	BlackRock	BlackRock 1-3 Year Credit Bond Index Fund		**	28,362
	BlackRock	BlackRock Commercial Mortgage-Backed Securities Index		**	8,846
	BlackRock	BlackRock Long term Govt Bond Index Fund		**	31
	BlackRock	BlackRock Mortgage-Backed Securities Index Fund		**	28,333
	BlackRock	BlackRock Intermediate Term Credit Bond Index Fund		**	20,583
	BlackRock	BlackRock Int Government Bond Index		**	6,036
	BlackRock	BlackRock Asset-Backed Securities Index Fund		**	22,694
	PRUDENTIAL			**	124,478
	AMERICAN EXPRESS CREDIT ACCOUN	4.280%	4/15/2030	**	1,323
	APPALACHIAN CONSUMER RATE RELI	3.772%	8/1/2031	**	1,172
	BANK 2023-BNK45 A2	5.658%	2/15/2056	**	463
	BANK5 2024 5YR7 A3	5.769%	6/15/2057	**	1,932
	BARCLAYS COMMERCIAL MORTGAGE S	5.495%	12/15/2055	**	1,266
	BENCHMARK MORTGAGE TRUST	5.602%	8/15/2057	**	1,748
	BMO MORTGAGE TRUST	5.503%	9/15/2054	**	925
	BMO MORTGAGE TRUST	6.045%	5/15/2057	**	1,951
	BMW VEHICLE LEASE TRUST	4.180%	10/25/2027	**	523
	CD COMMERCIAL MORTGAGE TRUST	3.248%	11/10/2049	**	1,223
	CNH EQUIPMENT TRUST	4.770%	6/15/2029	**	282
	CNH EQUIPMENT TRUST	5.190%	9/17/2029	**	577
	CNH EQUIPMENT TRUST	4.810%	8/15/2028	**	661
	CNH EQUIPMENT TRUST	4.360%	8/15/2030	**	1,271
	DAIMLER TRUCKS RETAIL TRUST	5.490%	12/15/2027	**	284
	DEUTSCHE BANK COMMERCIAL MORTG	3.071%	6/10/2050	**	1,152
	FANNIE MAE	2.250%	1/25/2043	**	54
	FANNIE MAE	2.000%	5/25/2030	**	271
	FANNIE MAE	3.000%	5/25/2044	**	784
	FANNIE MAE	2.500%	4/25/2042	**	787
	FANNIE MAE	4.000%	5/25/2031	**	950
	FANNIE MAE	2.500%	7/25/2037	**	1,007
	FANNIE MAE	2.500%	12/25/2037	**	1,304
	FANNIE MAE	3.500%	2/25/2036	**	1,619
	FANNIE MAE	3.000%	6/25/2039	**	2,116
	FORD CREDIT AUTO LEASE TRUST	4.230%	12/15/2028	**	1,178
	FORD CREDIT AUTO OWNER TRUST	4.650%	2/15/2028	**	114
	FREDDIE MAC	2.500%	2/25/2038	**	443

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Shared Holdings (bb) - Insight North America LLC
	FREDDIE MAC	3.000%	2/15/2044	**	546
	FREDDIE MAC	3.000%	2/15/2034	**	739
	FREDDIE MAC	5.000%	5/25/2035	**	811
	FREDDIE MAC	2.500%	2/25/2040	**	832
	FREDDIE MAC	2.500%	4/15/2037	**	948
	FREDDIE MAC	2.000%	4/25/2041	**	1,056
	FREDDIE MAC	2.500%	12/25/2037	**	1,417
	FREDDIE MAC	5.000%	7/25/2036	**	2,403
	GM FINANCIAL AUTOMOBILE LEASIN	5.390%	7/20/2027	**	572
	GM FINANCIAL SECURITIZED TERM	4.620%	12/17/2029	**	500
	GOVERNMENT NATIONAL MORTGAGE A	3.500%	8/16/2039	**	125
	GOVERNMENT NATIONAL MORTGAGE A	3.000%	9/20/2043	**	130
	GOVERNMENT NATIONAL MORTGAGE A	3.500%	3/20/2049	**	329
	GOVERNMENT NATIONAL MORTGAGE A	4.000%	6/20/2040	**	508
	GOVERNMENT NATIONAL MORTGAGE A	4.500%	1/20/2051	**	825
	GOVERNMENT NATIONAL MORTGAGE A	2.500%	10/20/2035	**	848
	GOVERNMENT NATIONAL MORTGAGE A	2.500%	11/20/2048	**	831
	GOVERNMENT NATIONAL MORTGAGE A	4.000%	3/20/2048	**	1,084
	GOVERNMENT NATIONAL MORTGAGE A	5.500%	7/20/2034	**	1,159
	GOVERNMENT NATIONAL MORTGAGE A	5.000%	8/20/2050	**	1,146
	GOVERNMENT NATIONAL MORTGAGE A	2.500%	6/20/2036	**	1,228
	GOVERNMENT NATIONAL MORTGAGE A	3.000%	8/20/2042	**	1,300
	GOVERNMENT STIF 12	3.754%	12/31/2030	**	1,145
	HYUNDAI AUTO RECEIVABLES TRUST	4.840%	3/15/2029	**	503
	JOHN DEERE OWNER TRUST	5.010%	11/15/2027	**	360
	JOHN DEERE OWNER TRUST	4.230%	9/17/2029	**	1,368
	MERCEDES BENZ AUTO LEASE TRUST	4.610%	4/16/2029	**	358
	MERCEDES BENZ AUTO RECEIVABLES	4.780%	12/17/2029	**	610
	PG+E RECOVERY FND LLC	4.838%	6/1/2035	**	584
	TOYOTA AUTO RECEIVABLES OWNER	4.710%	2/15/2028	**	265
	US TREASURY N/B	3.875%	10/15/2027	**	2,583
	US TREASURY N/B	3.750%	4/15/2028	**	3,259
	US TREASURY N/B	3.625%	10/31/2030	**	5,040
	WORLD OMNI AUTO RECEIVABLES TR	5.790%	2/15/2029	**	222
	WORLD OMNI AUTO RECEIVABLES TR	4.860%	3/15/2029	**	565
	Shared Holdings (bb) - Insight North America LLC Total				$329,888
(bb) Shared holdings are other underlying securities making up the total value of the four Guaranteed Investment Contracts under Insight North America LLC Bond fund: American General Life #1646368, American General Life #1635582, RGA #RGA00058 and Prudential #GA62433
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	State Street Government Short Term Investment Fund- Common Collective Trust
*	GOVERNMENT STIF 12		**	$20,863
	State Street Government Short Term Investment Fund- Common Collective Trust Total			$20,863
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	The Hartford Stock Fund
	GOVERNMENT STIF 12		**	$636
*	The Hartford Stock Fund, Common stock		**	337,505
	The Hartford Stock Fund Total			$338,141
* Indicates party-in-interest.
** Cost information is not required for Member directed investments, and therefore is not included.

Subtotal All Funds	Total Current Value
Chartwell Equity Securities	$83,875
Clearing Account	298
Collective Investment Trusts	5,156,986
Loomis Sayles Growth Fund	469,893
Lee Munder Equity Securities	125,597
T. Rowe Price	83,389
Loan Fund	80,492
Master Expense Account	11
Mutual Funds	1,090,884
JP Morgan International Fiance Limited	122,792
Separate Account GIC	71,847
Shared Holdings (aa) - HIMCO Bond Fund	157,331
Shared Holdings (bb) - Insight North America LLC	329,888
State Street Government Short Term Investment Fund- Common Collective Trust	20,863
The Hartford Stock Fund	338,141
Total Schedule of Assets	$8,132,287